Related Parties - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Compensation Of Key Management Personnel [abstract]
Short-term employee benefits	$ 83	$ 73
Post-employment benefits	6	6
Share-based payments	73	73
Termination benefits	3	0
Other long-term benefits	3	3
Total	$ 168	$ 155